Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt [Abstract]
Piraeus Bank (ex CPB) reducing revolving credit facility	$ 44,800	$ 48,000
Piraeus Bank (ex CPB) term facility	93,982	98,000
Citibank loan facility	0	87,459
HSBC loan facility	0	24,867
DVB loan facility	31,872	48,397
UOB loan facility	37,995	39,680
Total	208,649	346,403
Less-current portion	(208,649)	(45,817)
Long-term portion	$ 0	$ 300,586